Consulting Agreement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Consulting Agreement

NOTE 8 – CONSULTING AGREEMENT

On April 21, 2011, the Company entered into a consulting agreement for services related to raising funds for the Company. The terms of the agreement call for a percentage of monies received by contacts provided by the consultant in the following scale:

Up to $1 million raised	8.00%
$1,000,001 to $2 million	6.50%
$2,000,001 to $4 million	5.50%
$4,000,001 and above	4.50%

As of September 30, 2012, the Company has received $50,000 in convertible notes payable from contacts gained from this agreement and has paid 8 percent of those monies received, in accordance with this agreement, to the consultant for a total of $4,000.